SEGMENT REPORTING - Reconciliation of Segment Gross Profit to Net Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Gross profit	$ 31,716	$ 42,892		$ 87,435	$ 65,332
Selling, general and administrative	88,926	55,549		82,968	60,421
Research and development	1,796	2,606		6,092	4,383
Loss on impairment of goodwill	68,715	0	$ 68,715	0	0
Interest expense, net	6,230	6,652		11,118	6,281
Change in fair value of derivative warrant liabilities	(6,793)
Other expenses (income), net	(798)	(971)		(817)	11
Income (loss) before income taxes	(126,360)	(20,944)		(9,974)	(5,764)
Net loss	$ (120,557)	$ (21,057)		$ (19,576)	$ (2,370)